RESEARCH AND DEVELOPMENT EXPENSES: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expense	$ 21,492	$ 15,349	$ 7,533
Research and Development Expense [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payroll and related expenses	4,152	2,956	2,282
Materials and subcontractors	611	794	520
Professional services	1,706	1,112	468
Research and clinical trials	12,457	8,613	2,568
Rent and maintenance	1,071	763	641
Depreciation	802	676	727
Share-based compensation	362	252	152
Others	331	183	175
Research and development expense	$ 21,492	$ 15,349	$ 7,533